First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Automobiles – 1.0%
177,543	Winnebago Industries, Inc.	$11,840,343
	Banks – 14.2%
286,942	Bank OZK	11,523,591
549,350	Cadence Bank	10,789,234
336,202	Cathay General Bancorp	10,822,342
269,625	Comerica, Inc.	11,421,315
490,669	Eagle Bancorp, Inc.	10,382,556
214,060	East West Bancorp, Inc.	11,300,227
901,292	First BanCorp	11,013,788
246,920	International Bancshares Corp.	10,913,864
426,138	OFG Bancorp	11,113,679
527,803	Pacific Premier Bancorp, Inc.	10,914,966
185,822	Popular, Inc.	11,245,948
365,877	Synovus Financial Corp.	11,067,779
571,871	Veritex Holdings, Inc.	10,253,647
163,138	Wintrust Financial Corp.	11,847,082
399,490	Zions Bancorp N.A.	10,730,301
		165,340,319
	Building Products – 3.1%
103,484	Advanced Drainage Systems, Inc.	11,774,410
93,623	Owens Corning	12,217,801
128,120	UFP Industries, Inc.	12,434,046
		36,426,257
	Capital Markets – 2.0%
93,358	Evercore, Inc., Class A	11,538,115
192,002	Stifel Financial Corp.	11,456,760
		22,994,875
	Chemicals – 1.0%
99,717	Westlake Corp.	11,913,190
	Commercial Services & Supplies – 1.0%
70,459	Tetra Tech, Inc.	11,536,957
	Communications Equipment – 0.9%
352,247	Juniper Networks, Inc.	11,035,898
	Construction & Engineering – 1.0%
131,966	AECOM	11,176,200
	Consumer Finance – 2.9%
403,156	Ally Financial, Inc.	10,889,243
692,338	SLM Corp.	11,298,956
347,640	Synchrony Financial	11,791,949
		33,980,148
	Electrical Equipment – 2.0%
35,697	Hubbell, Inc.	11,835,698
75,627	Regal Rexnord Corp.	11,638,995
		23,474,693
Shares	Description	Value

	Electronic Equipment, Instruments & Components – 4.1%
106,307	Advanced Energy Industries, Inc.	$11,847,915
452,427	Benchmark Electronics, Inc.	11,686,189
42,083	Littelfuse, Inc.	12,259,199
411,715	Vishay Intertechnology, Inc.	12,104,421
		47,897,724
	Financial Services – 6.0%
432,749	Equitable Holdings, Inc.	11,753,463
253,210	Essent Group Ltd.	11,850,228
381,499	Jackson Financial, Inc., Class A	11,677,684
747,545	MGIC Investment Corp.	11,803,736
455,134	Radian Group, Inc.	11,505,787
143,775	Walker & Dunlop, Inc.	11,371,165
		69,962,063
	Food Products – 0.9%
239,682	Cal-Maine Foods, Inc.	10,785,690
	Ground Transportation – 3.0%
60,846	Landstar System, Inc.	11,715,289
527,803	Marten Transport Ltd.	11,347,764
422,830	Schneider National, Inc., Class B	12,143,678
		35,206,731
	Household Durables – 6.2%
164,166	Century Communities, Inc.	12,578,399
415,151	Ethan Allen Interiors, Inc.	11,740,470
420,650	La-Z-Boy, Inc.	12,047,416
254,389	MDC Holdings, Inc.	11,897,774
155,594	PulteGroup, Inc.	12,086,542
155,636	Toll Brothers, Inc.	12,306,138
		72,656,739
	Insurance – 4.0%
98,267	American Financial Group, Inc.	11,669,206
329,042	Fidelity National Financial, Inc.	11,845,512
152,945	Principal Financial Group, Inc.	11,599,349
251,923	Unum Group	12,016,727
		47,130,794
	Leisure Products – 1.0%
221,353	Sturm Ruger & Co., Inc.	11,722,855
	Machinery – 8.1%
86,732	AGCO Corp.	11,398,319
207,729	Crane Holdings Co.	11,724,225
132,808	Graco, Inc.	11,467,971
54,528	IDEX Corp.	11,737,697
128,205	ITT, Inc.	11,949,988
140,703	Mueller Industries, Inc.	12,280,558
41,765	Snap-on, Inc.	12,036,255
196,861	Terex Corp.	11,778,194
		94,373,207

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Marine Transportation – 1.0%
155,615	Matson, Inc.	$12,095,954
	Media – 1.9%
285,649	Interpublic Group of (The) Cos., Inc.	11,020,338
120,207	Omnicom Group, Inc.	11,437,696
		22,458,034
	Metals & Mining – 4.2%
72,591	Alpha Metallurgical Resources, Inc.	11,931,057
239,277	Commercial Metals Co.	12,600,327
44,664	Reliance Steel & Aluminum Co.	12,130,296
111,550	Steel Dynamics, Inc.	12,151,141
		48,812,821
	Oil, Gas & Consumable Fuels – 9.0%
258,067	California Resources Corp.	11,687,854
75,407	Chord Energy Corp.	11,597,597
164,924	Civitas Resources, Inc.	11,440,778
174,964	CONSOL Energy, Inc.	11,864,309
288,535	EQT Corp.	11,867,445
551,736	Magnolia Oil & Gas Corp., Class A	11,531,282
228,982	Matador Resources, Co.	11,980,338
395,483	SM Energy Co.	12,509,127
8,417	Texas Pacific Land Corp.	11,080,981
		105,559,711
	Paper & Forest Products – 1.2%
179,722	Louisiana-Pacific Corp.	13,475,556
	Personal Care Products – 2.1%
83,009	Inter Parfums, Inc.	11,225,307
138,919	Medifast, Inc.	12,802,775
		24,028,082
	Professional Services – 3.9%
292,439	Genpact Ltd.	10,986,933
95,497	Insperity, Inc.	11,360,323
714,394	Resources Connection, Inc.	11,223,130
155,783	Robert Half International, Inc.	11,717,997
		45,288,383
	Real Estate Management & Development – 1.0%
351,275	Marcus & Millichap, Inc.	11,068,675
	Semiconductors & Semiconductor Equipment – 4.1%
433,398	Amkor Technology, Inc.	12,893,591
104,682	Skyworks Solutions, Inc.	11,587,251
102,986	Teradyne, Inc.	11,465,431
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
79,778	Universal Display Corp.	$11,498,403
		47,444,676
	Specialty Retail – 3.0%
143,346	Best Buy Co., Inc.	11,747,205
336,594	Buckle (The), Inc.	11,646,152
84,662	Dick’s Sporting Goods, Inc.	11,191,470
		34,584,827
	Technology Hardware, Storage & Peripherals – 1.0%
153,788	NetApp, Inc.	11,749,403
	Textiles, Apparel & Luxury Goods – 2.9%
148,691	Columbia Sportswear Co.	11,484,893
433,895	Movado Group, Inc.	11,641,403
335,210	Steven Madden Ltd.	10,958,015
		34,084,311
	Trading Companies & Distributors – 2.2%
147,122	Boise Cascade Co.	13,292,473
31,202	Watsco, Inc.	11,902,627
		25,195,100
	Total Investments – 99.9%	1,165,300,216
	(Cost $1,121,673,611)
	Net Other Assets and Liabilities – 0.1%	1,325,195
	Net Assets – 100.0%	$1,166,625,411

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,165,300,216	$ 1,165,300,216	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Aerospace & Defense – 1.6%
5,137	Textron, Inc.	$347,415
	Air Freight & Logistics – 1.2%
2,035	Expeditors International of Washington, Inc.	246,500
	Beverages – 3.2%
10,239	Molson Coors Beverage Co., Class B	674,136
	Building Products – 9.3%
6,182	Builders FirstSource, Inc. (a)	840,752
6,530	Masco Corp.	374,691
5,740	Owens Corning	749,070
		1,964,513
	Capital Markets – 3.3%
18,852	Franklin Resources, Inc.	503,537
2,422	Morgan Stanley	206,839
		710,376
	Chemicals – 7.8%
9,897	Dow, Inc.	527,114
5,840	LyondellBasell Industries N.V., Class A	536,287
4,986	Westlake Corp.	595,678
		1,659,079
	Construction & Engineering – 2.6%
20,039	APi Group Corp. (a)	546,263
	Consumer Staples Distribution & Retail – 4.1%
863	Casey’s General Stores, Inc.	210,468
5,333	Performance Food Group Co. (a)	321,260
7,656	US Foods Holding Corp. (a)	336,864
		868,592
	Containers & Packaging – 3.3%
16,073	Graphic Packaging Holding Co.	386,234
6,463	Silgan Holdings, Inc.	303,050
		689,284
	Distributors – 1.3%
4,782	LKQ Corp.	278,647
	Electric Utilities – 1.8%
22,408	PG&E Corp. (a)	387,210
	Electronic Equipment, Instruments & Components – 2.8%
5,471	Jabil, Inc.	590,485
	Food Products – 1.2%
7,094	Kraft Heinz (The) Co.	251,837
Shares	Description	Value

	Ground Transportation – 2.5%
9,463	Knight-Swift Transportation Holdings, Inc.	$525,764
	Health Care Providers & Services – 7.4%
6,984	Cardinal Health, Inc.	660,477
1,583	Quest Diagnostics, Inc.	222,506
8,533	Tenet Healthcare Corp. (a)	694,416
		1,577,399
	Hotels, Restaurants & Leisure – 3.3%
3,727	Boyd Gaming Corp.	258,542
3,552	Marriott Vacations Worldwide Corp.	435,901
		694,443
	Independent Power & Renewable Electricity Producers – 1.8%
14,726	Vistra Energy Corp.	386,558
	Insurance – 8.2%
3,135	Arch Capital Group Ltd. (a)	234,655
10,562	Axis Capital Holdings Ltd.	568,553
2,441	Globe Life, Inc.	267,582
1,237	RenaissanceRe Holdings Ltd.	230,725
2,521	Travelers (The) Cos., Inc.	437,797
		1,739,312
	Machinery – 1.4%
3,219	Timken (The) Co.	294,635
	Media – 3.5%
5,664	Interpublic Group of (The) Cos., Inc.	218,517
3,088	Nexstar Media Group, Inc.	514,307
		732,824
	Metals & Mining – 2.8%
2,181	Reliance Steel & Aluminum Co.	592,338
	Oil, Gas & Consumable Fuels – 14.5%
4,704	Exxon Mobil Corp.	504,504
21,852	Kinder Morgan, Inc.	376,291
4,453	Marathon Petroleum Corp.	519,220
15,043	PBF Energy, Inc., Class A	615,860
5,720	Phillips 66	545,574
4,335	Valero Energy Corp.	508,496
		3,069,945
	Professional Services – 3.1%
979	CACI International, Inc., Class A (a)	333,682

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services (Continued)
2,854	Science Applications International Corp.	$321,018
		654,700
	Specialty Retail – 5.8%
7,462	Academy Sports & Outdoors, Inc.	403,321
1,415	Dick’s Sporting Goods, Inc.	187,049
3,893	Penske Automotive Group, Inc.	648,691
		1,239,061
	Textiles, Apparel & Luxury Goods – 2.1%
1,943	Ralph Lauren Corp.	239,572
4,929	Tapestry, Inc.	210,961
		450,533
	Total Investments – 99.9%	21,171,849
	(Cost $19,150,280)
	Net Other Assets and Liabilities – 0.1%	17,908
	Net Assets – 100.0%	$21,189,757

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 21,171,849	$ 21,171,849	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 96.0%
	Aerospace & Defense – 1.2%
4,004	HEICO Corp.	$708,468
	Air Freight & Logistics – 1.0%
3,425	United Parcel Service, Inc., Class B	613,931
	Beverages – 1.3%
11,612	Molson Coors Beverage Co., Class B	764,534
	Commercial Services & Supplies – 4.4%
1,775	Cintas Corp.	882,317
10,415	Waste Management, Inc.	1,806,169
		2,688,486
	Construction & Engineering – 1.0%
7,497	AECOM	634,921
	Consumer Staples Distribution & Retail – 2.8%
6,871	Casey’s General Stores, Inc.	1,675,699
	Containers & Packaging – 2.1%
27,537	Silgan Holdings, Inc.	1,291,210
	Distributors – 2.6%
9,393	Genuine Parts Co.	1,589,577
	Electrical Equipment – 2.9%
10,965	AMETEK, Inc.	1,775,014
	Financial Services – 1.2%
3,121	Visa, Inc., Class A	741,175
	Food Products – 9.9%
6,702	Hershey (The) Co.	1,673,490
38,991	Kraft Heinz (The) Co.	1,384,181
14,152	Lamb Weston Holdings, Inc.	1,626,772
15,436	Post Holdings, Inc. (a)	1,337,529
		6,021,972
	Gas Utilities – 1.7%
21,516	New Jersey Resources Corp.	1,015,555
	Ground Transportation – 1.3%
22,901	CSX Corp.	780,924
	Health Care Providers & Services – 10.2%
9,375	AmerisourceBergen Corp.	1,804,031
12,935	Cardinal Health, Inc.	1,223,263
2,973	Chemed Corp.	1,610,385
10,908	Quest Diagnostics, Inc.	1,533,229
		6,170,908
Shares	Description	Value

	Hotels, Restaurants & Leisure – 6.2%
6,623	McDonald’s Corp.	$1,976,369
12,896	Yum! Brands, Inc.	1,786,741
		3,763,110
	Household Products – 2.9%
11,555	Procter & Gamble (The) Co.	1,753,356
	Insurance – 14.8%
2,730	Aon PLC, Class A	942,396
5,078	Arthur J. Gallagher & Co.	1,114,976
12,443	Globe Life, Inc.	1,364,002
7,600	Marsh & McLennan Cos., Inc.	1,429,408
4,931	Progressive (The) Corp.	652,716
8,670	RLI Corp.	1,183,195
7,824	Selective Insurance Group, Inc.	750,713
8,988	Travelers (The) Cos., Inc.	1,560,856
		8,998,262
	Machinery – 10.7%
2,495	Cummins, Inc.	611,674
4,104	IDEX Corp.	883,427
3,365	Illinois Tool Works, Inc.	841,789
5,294	Lincoln Electric Holdings, Inc.	1,051,547
13,910	Otis Worldwide Corp.	1,238,129
4,540	Snap-on, Inc.	1,308,383
5,779	Toro (The) Co.	587,435
		6,522,384
	Multi-Utilities – 2.4%
50,646	CenterPoint Energy, Inc.	1,476,331
	Oil, Gas & Consumable Fuels – 1.3%
46,025	Kinder Morgan, Inc.	792,551
	Pharmaceuticals – 2.9%
15,235	Merck & Co., Inc.	1,757,967
	Professional Services – 4.9%
4,087	CACI International, Inc., Class A (a)	1,393,013
14,205	Science Applications International Corp.	1,597,778
		2,990,791
	Specialty Retail – 1.1%
673	O’Reilly Automotive, Inc. (a)	642,917
	Tobacco – 2.7%
16,609	Philip Morris International, Inc.	1,621,371
	Water Utilities – 1.0%
4,228	American Water Works Co., Inc.	603,547

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Wireless Telecommunication Services – 1.5%
6,442	T-Mobile US, Inc. (a)	$894,794
	Total Common Stocks	58,289,755
	(Cost $55,200,824)
REAL ESTATE INVESTMENT TRUSTS – 3.9%
	Specialized REITs – 3.9%
29,720	Gaming and Leisure Properties, Inc.	1,440,231
28,439	VICI Properties, Inc.	893,838
	Total Real Estate Investment Trusts	2,334,069
	(Cost $2,308,066)
	Total Investments – 99.9%	60,623,824
	(Cost $57,508,890)
	Net Other Assets and Liabilities – 0.1%	78,793
	Net Assets – 100.0%	$60,702,617

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 58,289,755	$ 58,289,755	$ —	$ —
Real Estate Investment Trusts*	2,334,069	2,334,069	—	—
Total Investments	$ 60,623,824	$ 60,623,824	$—	$—

*	See Portfolio of Investments for industry breakout.

Additional Information
First Trust Exchange-Traded Fund VI
June 30, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, Nasdaq US Small Mid Cap Rising Dividend Achievers™ Index, Dorsey Wright Momentum Plus Low VolatilityTM Index, and Dorsey Wright Momentum Plus ValueTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCTS.